Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Non-convertible Debt Outstanding

The Company’s non-convertible debt outstanding at March 31, 2022 and December 31, 2021 is summarized as follows:

	March 31,	December 31,
	2022	2021
Italian Economic Development Agency Loan	344	525
Intesa Sanpaolo Loan 1	8,097	8,507
Intesa Sanpaolo Loan 2	5,557	5,672
Horizon 2020 Loan	477	486
RIF Shareholders Loan	16,672	17,015
UniCredit Loan	5,517	5,630
Total debt obligation	$36,664	$37,835
Unamortized loan discount and issuance costs	(705)	(754)
Total debt obligation carrying amount	$35,959	$37,081
Current portion	$2,001	$1,950
Long-term portion	$33,958	$35,131

Schedule of principle payments in connection to debt outstanding

At December 31, 2021
2022	2,183
2023	8,585
2024	5,771
2025	4,199
2026	4,221
More than 5 years	12,877
Unamortized loan discount and issuance costs	(754)
Total obligation	$37,081

Summary of Future Maturities to Non-convertible Debt Outstanding

Future maturities with respect to debt outstanding at March 31, 2022 are as follows (in thousands):

At March 31, 2022
Remaining 2022 obligation	1,729
2023	8,413
2024	5,655
2025	4,114
2026	4,136
More than 5 years	12,618
Unamortized loan discount and issuance costs	(705)
Total debt obligation carrying amount	$35,959
Current portion	$2,001
Long-term portion	$33,958